Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables

12.    Trade and other payables

	December 31, 2024	December 31, 2023
Trade payables – supply chain financing arrangement – domestic operations	23,219	21,967
Trade payables – supply chain financing arrangement – foreign operations	195,000	162,651
	218,219	184,618